SHORT-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2019
SHORT-TERM DEBT
Schedule of short-term debt

		As of December 31,
	Note	2018	2019
Bank of Shanghai	(i)	$21,817	$—
Bank of Beijing	(ii)	20,798	718
East West Bank	(iii)	—	9,182
Others	(iv)	7,272	6,730
Total		$49,887	$16,630

(i) In May and August 2017, the Company entered into five short-term loan agreements with Bank of Shanghai for $12,296 in aggregate. The loans bear annual interest rates of 137.9% to 149.4% over the one-year loan interest rate quoted by the People’s Bank of China and have loan periods ranging from eight to eleven months. The Company repaid the loans in April 2018.

In February 2018, the Company entered into a loan agreement with Shanghai Bank for $10,181. The loan bears an annual interest rate of 130.0% over the one-year loan interest rate quoted by the People’s Bank of China and has a loan period of one year. The loan was repaid in February 2019.

In April and May 2018, the Company entered into two loan agreements with Shanghai Bank for $11,636 in aggregate. Both loans bear an annual interest rate of 140.0% over the one-year loan interest rate quoted by the People’s Bank of China and have a loan period of one year. $7,272, and $4,364 of the loan were due in April and May 2019, respectively and had been repaid by the Company.

(ii)

In March, May and June 2018, the Company entered into four loan agreements with Bank of Beijing for $20,798 in aggregate. The loans bear annual interest rates of the Loan Prime Rate plus an additional interest rate ranged from 0.05% to 1.355% with a loan period of one year. $14,544,  $3,491 and $2,763 of the loans had been repaid by the Company in March, April, and May 2019, respectively.

In April 2019, the Company entered into a loan agreement with Bank of Beijing for $718 in aggregate. The loans bear annual interest rates of 5.665% with a loan period of one year. The Company has defaulted and delayed the repayment of the loan. The Company is in the process of negotiation with the bank for an extension.

(iii)

In April 2019, the Company obtained an 18-month revolving line of credit of $7,182 with an annual interest of 5.22% from East West Bank (“Credit Agreement”). The Company drew $5,746 in April 2019, maturing in October 2019, and drew $1,436 in May 2019, maturing in May 2020 respectively. The $7,182 line of credit was guaranteed by a wholly-owned subsidiary of Renren Inc, Qianxiang Shiji Technology Development (Beijing) Co., Ltd. $5,814 has been repaid in October 2019, and renewed in October 2019, maturing in October 2020. The Company violated certain covenants related to financial requirements and the bank did not request immediate repayment of the loans. $1,436 has been repaid in May 2020. The Company is now under negotiation with East West Bank for further extension of the $5,746 outstanding balances.

In April 2019, the Company entered into a loan agreement with East West Bank for $2 million with an annual interest rate equal to London Interbank Offered Rate (LIBOR) plus 1.2% due in March 2020. The loan was under an irrevocable standby letter of credit issued by East West Bank to Renren in April 2019 with Renren’s restricted cash pledged as security. $1 million has been repaid in June 2019, and renewed in July 2019. The Company has agreed with the bank to extend the repayment of the loan to August 2020 and negotiating for further extension.

(iv)

In January 2018, the Company entered into two loan agreements with a third party individual for a total amounting to $6,109. The loans had an annual interest rate of 10% and were due in July 2018. In July 2018, the Company further refinanced the loans for another 6 months with the same interest rate. In January 2019, the Company further refinanced the loans for another 15 months with the same interest rate. The agreements extend automatically at maturity, and the loan became due on demand if the individual sends a written notice for repayment one month in advance. As of December 31, 2019, the related loan balances were $6,034, considering the foreign currency exchange effect.

In April, May, June, July, August and September 2018, the Company entered into eighteen loan agreements with an individual, who was a former employee of the Company, for $17,787 in aggregate. The loans all bear an annual interest rate of 10.8% and have a period of one month. $17,496 was repaid in May and June 2018, and the remaining balance of $291 was repaid in October 2018.

In August 2018, the Company entered into two loan agreements with the individual for $872 in aggregate. The loans bear an annual interest rate of 10.8% and have a period of two months and four months, respectively. Upon maturity, the Company further renewed the loans for another 12 months with the same interest rate. The Company fully repaid the loans in 2019.

In October 2018, the Company entered into a loan agreement with the individual for $291. The loan bears an annual interest rate of 10.8% and has a period of six months. Upon maturity, the Company further renewed the loans for another 8 months with the same interest rate. The amount is $287 as of December 31, 2019 considering the foreign currency exchange effect. In January 2020, the Company repaid $141 to the individual. The remaining loan is extended and repayable on demand.

In January 2019, the Company entered into a loan agreement with the individual for $945. The loan bears an annual interest rate of 10.8% and has a period of ten months. $945 had been repaid by the Company in November 2019.

In April 2019, the Company entered into a loan agreement with the individual for $409. The loan bears an annual interest rate of 10.8% and has a period of 12 months. After the loan matured, it is extended and repayable on demand.